UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-07338

Capital World Growth and Income Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: February 29, 2008

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Kathryn A. Sanders
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

Capital World Growth and Income FundSM
Investment portfolio

February 29, 2008
unaudited

Common stocks — 91.02%	Shares	Market value (000)

FINANCIALS — 18.90%
Banco Santander, SA1	100,079,804	$1,789,978
HSBC Holdings PLC (United Kingdom)[1]	48,207,769	729,092
HSBC Holdings PLC (Hong Kong)[1]	19,779,200	301,192
UniCredit SpA[1]	127,662,640	936,851
Banco Bradesco SA, preferred nominative	27,361,738	855,459
Banco Bradesco SA, preferred nominative[1,2]	378,259	11,814
AXA SA1	24,088,812	812,752
Bank of America Corp.	17,848,650	709,305
ING Groep NV, depository receipts[1]	19,978,834	665,872
Shinhan Financial Group Co., Ltd.[1]	11,967,200	645,459
BNP Paribas SA1	7,063,870	634,947
Banco Itaú Holding Financeira SA, preferred nominative	25,062,300	632,197
Citigroup Inc.	21,252,500	503,897
BOC Hong Kong (Holdings) Ltd.[1]	178,884,500	431,159
Intesa Sanpaolo SpA[1]	61,300,000	410,860
AMP Ltd.[1]	54,882,017	407,020
Lloyds TSB Group PLC[1]	45,635,000	405,800
UBS AG1	11,961,622	391,534
Hana Financial Holdings[1]	8,035,000	356,868
HBOS PLC[1]	28,518,000	338,168
Swedbank AB1	11,863,000	321,300
Commerzbank U.S. Finance, Inc.[1]	10,456,000	312,700
Wachovia Corp.	9,838,000	301,240
DBS Group Holdings Ltd[1]	24,475,000	298,162
National Bank of Greece SA1	5,425,000	295,321
Banco Bilbao Vizcaya Argentaria, SA1	14,236,500	294,751
ICICI Bank Ltd.[1]	10,896,803	292,574
ICICI Bank Ltd. (ADR)	4,000	207
JPMorgan Chase & Co.	6,850,000	278,452
Hang Seng Bank Ltd.[1]	14,291,100	270,055
Kookmin Bank[1]	4,272,000	264,031
QBE Insurance Group Ltd.[1]	12,167,137	252,270
Westfield Group[1]	15,258,787	245,471
OTP Bank PLC[1]	5,127,000	207,892
OTP Bank PLC (GDR)[1]	365,000	33,259
Fortis SA/NV1	10,479,100	229,711
Sun Hung Kai Properties Ltd.[1]	12,910,000	224,494
Royal Bank of Scotland Group PLC[1]	29,747,642	224,254
Chuo Mitsui Trust Holdings, Inc.[1]	29,097,000	199,381
DnB NOR ASA[1]	13,195,300	193,325
Unibanco-União de Bancos Brasileiros SA, units (GDR)	1,405,200	190,573
Sampo Oyj, Class A1	6,825,000	185,834
Société Générale[1]	1,218,000	130,580
Société Générale[1,2]	270,750	29,770
Grupo Financiero Banorte, SAB de CV, Series O	36,848,252	147,716
NIPPONKOA Insurance Co., Ltd.[1]	16,911,000	136,801
Swire Pacific Ltd., Class A1	11,380,000	129,701
EFG Eurobank Ergasias SA1	4,380,923	126,196
Woori Finance Holdings Co., Ltd.[1]	7,018,190	125,927
Washington Mutual, Inc.	8,405,000	124,394
Krung Thai Bank PCL[1]	358,524,600	120,460
Crédit Agricole SA1	4,400,000	119,715
Kimco Realty Corp.	3,442,364	116,249
St.George Bank Ltd.[1]	4,864,729	106,719
Bank of the Philippine Islands[1]	74,868,075	101,526
Barclays PLC[1]	10,000,000	93,995
Fannie Mae	3,265,000	90,277
Hypo Real Estate Holding AG1	3,119,099	87,975
Freddie Mac	3,450,000	86,871
Allied Capital Corp.	3,798,000	85,797
American International Group, Inc.	1,740,000	81,536
Erste Bank der oesterreichischen Sparkassen AG1	1,351,545	78,120
Wells Fargo & Co.	2,522,000	73,718
Bank of Ireland[1]	5,100,000	71,941
ORIX Corp.[1]	430,000	63,885
Samsung Fire & Marine Insurance Co., Ltd.[1]	321,530	63,540
Mitsui Sumitomo Insurance Co., Ltd.[1]	5,394,000	56,837
Sompo Japan Insurance Inc.[1]	6,000,000	55,546
GAGFAH SA1	3,087,136	51,540
Millea Holdings, Inc.[1]	1,383,000	51,031
Marsh & McLennan Companies, Inc.	2,000,000	50,940
Credit Suisse Group[1]	1,000,000	49,090
Public Bank Bhd.[1]	13,761,400	45,279
FirstRand Ltd.[1]	16,700,000	39,891
Bolsa de Mercadorias & Futuros-BM&F SA, ordinary nominative	3,728,900	39,811
PT Bank Central Asia Tbk[1]	90,000,000	34,831
Developers Diversified Realty Corp.	900,000	34,704
Admiral Group PLC[1]	1,700,000	33,977
Commonwealth Bank of Australia[1]	864,324	33,538
Bank of China Ltd., Class H1	80,000,000	33,483
Bank Hapoalim BM1	7,455,000	32,189
iStar Financial, Inc.	1,550,000	30,551
Mizuho Financial Group, Inc.[1]	7,020	29,155
Hongkong Land Holdings Ltd.[1]	6,650,500	28,706
Aioi Insurance Co. Ltd.[1]	5,561,000	28,596
Korea Exchange Bank[1]	1,740,000	24,330
Sun Life Financial Inc.	365,000	17,541
Bovespa Holding SA, ordinary nominative	449,500	7,053
XL Capital Ltd., Class A	180,000	6,491
		20,294,000

TELECOMMUNICATION SERVICES — 11.31%
Koninklijke KPN NV1	82,432,200	1,557,504
France Télécom SA1	35,418,144	1,190,859
Vodafone Group PLC[1]	325,147,328	1,043,716
AT&T Inc.	28,815,874	1,003,657
Singapore Telecommunications Ltd.[1]	283,208,810	764,632
Telenor ASA[1,2]	32,984,800	677,491
Deutsche Telekom AG1	30,465,000	579,123
Verizon Communications Inc.	15,600,000	566,592
TeliaSonera AB1	62,951,700	504,647
Philippine Long Distance Telephone Co.[1]	4,826,520	347,292
Philippine Long Distance Telephone Co. (ADR)	1,650,000	117,068
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	347,827,000	369,619
Telefónica, SA1	10,503,500	304,235
Telekomunikacja Polska SA1	31,729,100	297,676
Belgacom SA1	5,986,500	286,845
América Móvil, SAB de CV, Series L (ADR)	4,350,800	263,049
Telekom Austria AG, non-registered shares[1]	11,166,197	253,304
Far EasTone Telecommunications Co., Ltd.[1]	177,280,000	245,914
Teléfonos de México, SAB de CV, Class L (ADR)	7,271,474	241,413
OJSC Mobile TeleSystems (ADR)	2,755,000	226,075
Telekom Malaysia Bhd.[1]	62,105,500	219,671
Turkcell Iletisim Hizmetleri AS1	18,495,372	187,295
Advanced Info Service PCL[1]	47,485,900	156,142
Sprint Nextel Corp., Series 1	19,800,000	140,778
Taiwan Mobile Co., Ltd.[1]	84,155,439	140,758
Chunghwa Telecom Co., Ltd.[1]	56,100,000	138,809
MTN Group Ltd.[1]	6,119,841	96,936
Hutchison Telecommunications International Ltd.[1,2]	50,000,000	66,683
Globe Telecom, Inc.[1]	1,200,880	43,772
Magyar Telekom Telecommunications PLC[1]	5,243,600	25,475
Embarq Corp.	550,000	23,067
Joint-Stock Financial Corp. Sistema (GDR)[1]	636,000	22,797
Bouygues SA1	280,000	19,147
DiGi.Com Bhd.[1]	2,425,000	18,056
		12,140,097

CONSUMER DISCRETIONARY — 8.36%
Daimler AG1	12,552,500	1,056,086
Renault SA1	7,760,331	828,562
Cie. Générale des Etablissements Michelin, Class B1	7,169,000	706,558
Vivendi SA1	14,544,600	574,682
OPAP (Greek Organization of Football Prognostics) SA1,3	16,004,410	523,754
General Motors Corp.	17,565,000	408,913
Continental AG1	4,164,050	406,205
Hyundai Motor Co.[1]	4,341,122	304,278
Hyundai Motor Co., nonvoting preferred, Series 2[1]	1,407,550	40,471
Target Corp.	6,508,000	342,386
Toyota Motor Corp.[1]	6,066,500	330,092
Esprit Holdings Ltd.[1]	26,181,200	327,762
McDonald’s Corp.	5,000,000	270,550
Lotte Shopping Co.[1]	765,815	259,919
British Sky Broadcasting Group PLC[1]	22,851,900	256,310
Honda Motor Co., Ltd.[1]	8,349,000	254,950
Lowe’s Companies, Inc.	10,415,000	249,648
Mediaset SpA[1]	22,485,000	202,178
Ford Motor Co.[2]	29,200,000	190,676
Kingfisher PLC[1]	66,437,499	171,080
H & M Hennes & Mauritz AB, Class B1	2,310,000	129,871
Lennar Corp., Class A	5,840,000	108,682
YUM! Brands, Inc.	3,000,000	103,350
William Hill PLC[1]	12,645,800	93,998
Carnival Corp., units	2,100,000	82,635
KangwonLand Inc.[1]	3,781,280	82,394
Aristocrat Leisure Ltd.[1]	8,517,734	81,531
Billabong International Ltd.[1]	6,950,000	81,083
DSG International PLC[1]	64,137,800	80,096
Kesa Electricals PLC[1]	18,892,598	79,730
D.R. Horton, Inc.	5,100,000	71,553
Hyundai Mobis Co., Ltd.[1]	850,070	65,392
Swatch Group Ltd, non-registered shares[1]	117,350	34,349
Swatch Group Ltd[1]	295,873	16,916
Li & Fung Ltd.[1]	7,900,000	28,357
Gestevisión Telecinco SA1	1,295,000	27,564
Idearc Inc.	5,000,000	24,100
News Corp., Class A	1,219,458	22,450
KB Home	900,000	21,537
Mattel, Inc.	1,000,000	19,320
Shangri-La Asia Ltd.[1]	4,108,000	12,500
ZON Multimédia — Serviços de Telecomunicações e Multimédia, SGPS, SA1	535,243	6,623
		8,979,091

UTILITIES — 8.09%
E.ON AG1	12,007,714	2,257,756
RWE AG1	17,127,700	2,067,236
SUEZ SA1	16,103,860	1,023,341
Veolia Environnement[1]	7,548,877	672,316
Fortum Oyj[1]	9,900,000	413,027
Electricité de France SA1	3,713,093	347,066
NTPC Ltd.[1]	66,628,770	328,288
Exelon Corp.	3,475,000	260,104
Cia. Energética de Minas Gerais — Cemig, preferred nominative	11,607,350	221,315
Dominion Resources, Inc.	3,935,622	157,189
Electric Power Development Co., Ltd.[1]	4,080,000	148,200
Tokyo Gas Co., Ltd.[1]	30,025,000	134,704
Southern Co.	3,700,000	127,761
PT Perusahaan Gas Negara (Persero) Tbk[1]	68,447,000	102,138
Spark Infrastructure[1,3]	56,535,632	91,667
Public Service Enterprise Group Inc.	1,600,000	70,560
Hongkong Electric Holdings Ltd.[1]	11,500,000	64,697
FirstEnergy Corp.	780,000	52,720
Hong Kong and China Gas Co. Ltd.[1]	17,761,300	51,071
PPL Corp.	1,000,000	45,380
Ameren Corp.	700,000	29,890
Entergy Corp.	206,000	21,165
		8,687,591

MATERIALS — 7.91%
Bayer AG, non-registered shares[1]	20,853,500	1,588,868
China Steel Corp.[1]	574,730,229	859,784
Syngenta AG1	2,226,000	638,140
Linde AG1	4,639,800	615,461
Akzo Nobel NV1	6,772,000	496,213
CRH PLC[1]	12,590,000	468,495
Formosa Plastics Corp.[1]	137,953,870	374,044
K+S AG1	1,219,153	348,902
Dow Chemical Co.	8,550,000	322,250
BASF SE1	2,073,000	262,711
Israel Chemicals Ltd.[1]	18,812,189	259,649
Nitto Denko Corp.[1]	5,191,000	251,822
Impala Platinum Holdings Ltd.[1]	5,619,112	235,612
POSCO[1]	345,480	189,702
Barrick Gold Corp. (CAD denominated)	2,931,540	152,986
Barrick Gold Corp.	425,000	22,079
Koninklijke DSM NV1	3,680,125	161,854
International Paper Co.	4,720,500	149,640
Usinas Siderúrgicas de Minas Gerais SA — USIMINAS, Class A, preferred nominative	2,212,500	128,390
Usinas Siderúrgicas de Minas Gerais SA — USIMINAS, ordinary nominative	150,000	9,015
ArcelorMittal[1]	1,739,654	131,631
James Hardie Industries NV1	23,384,347	128,954
Boral Ltd.[1]	22,080,960	123,422
Fording Canadian Coal Trust	1,906,368	95,013
Weyerhaeuser Co.	1,375,000	84,150
USX Corp.	600,000	65,070
UPM-Kymmene Oyj[1]	2,784,000	48,129
Makhteshim-Agan Industries Ltd.[1,2]	5,235,000	43,771
Sinopec Shanghai Petrochemical Co. Ltd., Class H1	92,438,000	43,602
voestalpine AG1	685,000	42,932
Packaging Corp. of America	1,800,000	41,022
Sonoco Products Co.	1,200,000	33,804
Norsk Hydro ASA[1]	1,450,000	20,562
Sappi Ltd.[1]	1,239,000	15,495
JFE Holdings, Inc.[1]	312,000	13,874
Stora Enso Oyj, Class R (ADR)[1]	1,086,300	13,610
Smurfit-Stone Container Corp.[2]	974,200	7,745
Evraz Group SA (GDR)[1]	3,500	328
		8,488,731

ENERGY — 7.83%
Royal Dutch Shell PLC, Class B1	17,789,312	626,184
Royal Dutch Shell PLC, Class A (ADR)	5,220,000	372,969
Royal Dutch Shell PLC, Class A1	7,850,000	282,740
Royal Dutch Shell PLC, Class B (ADR)	1,142,148	79,996
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	8,224,000	805,376
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	2,000,000	234,680
TOTAL SA1	10,079,000	761,557
TOTAL SA (ADR)	2,250,000	169,628
Chevron Corp.	9,376,962	812,608
ConocoPhillips	9,521,000	787,482
Sasol Ltd.[1]	8,346,971	432,203
ENI SpA[1]	12,075,000	417,729
PetroChina Co. Ltd., Class H1	263,326,000	387,561
Canadian Oil Sands Trust	5,550,205	235,902
Canadian Oil Sands Trust[4]	1,100,000	46,754
Husky Energy Inc.	6,030,000	256,295
StatoilHydro ASA[1]	8,333,594	255,562
Canadian Natural Resources, Ltd.	3,374,400	253,690
Oil & Natural Gas Corp. Ltd.[1]	10,101,500	250,720
Schlumberger Ltd.	2,850,000	246,383
Hess Corp.	1,950,000	181,701
China National Offshore Oil Corp.[1]	105,734,900	176,217
PTT Exploration and Production PCL[1]	22,521,000	113,200
Motor Oil (Hellas) Corinth Refineries SA1	5,000,000	103,077
Marathon Oil Corp.	1,340,000	71,234
SBM Offshore NV1	840,000	27,068
Caltex Australia Ltd.[1]	1,196,385	16,354
		8,404,870

INFORMATION TECHNOLOGY — 6.49%
Microsoft Corp.	60,874,000	1,656,990
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	627,475,212	1,226,923
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	16,194,748	157,737
Nokia Corp. (ADR)	10,169,800	366,214
Nokia Corp.[1]	2,571,000	92,535
Canon, Inc.[1]	7,711,100	345,073
Delta Electronics, Inc.[1]	98,636,217	278,043
Oracle Corp.[2]	14,090,000	264,892
Siliconware Precision Industries Co., Ltd.[1]	149,821,000	243,672
Cisco Systems, Inc.[2]	9,640,000	234,927
Automatic Data Processing, Inc.	5,759,300	230,084
Samsung Electronics Co., Ltd.[1]	390,805	229,513
Acer Inc.[1]	118,605,500	216,489
International Business Machines Corp.	1,715,000	195,270
Toshiba Corp.[1]	22,303,000	167,415
Intel Corp.	8,042,900	160,456
Lite-On Technology Corp.[1]	103,818,542	140,089
Murata Manufacturing Co., Ltd.[1]	1,982,000	106,693
HOYA Corp.[1]	4,033,000	102,520
Redecard SA, ordinary nominative	6,632,700	102,114
Hewlett-Packard Co.	1,800,000	85,986
Hon Hai Precision Industry Co., Ltd.[1]	10,674,000	63,497
Ibiden Co., Ltd.[1]	1,200,000	57,347
Seagate Technology	2,600,000	56,082
Powerchip Semiconductor Corp.[1]	121,054,350	48,574
Microchip Technology Inc.	1,340,000	41,245
Mediatek Incorporation[1]	2,610,000	29,757
AU Optronics Corp.[1]	14,741,000	28,326
Samsung SDI Co., Ltd.[1]	400,000	27,905
Tyco Electronics Ltd.	468,750	15,422
		6,971,790

CONSUMER STAPLES — 6.16%
Diageo PLC[1]	73,775,587	1,506,766
Nestlé SA1	1,774,500	847,822
Tesco PLC[1]	71,505,563	564,079
PepsiCo, Inc.	6,310,000	438,924
Coca-Cola Co.	6,115,000	357,483
Altria Group, Inc.	4,494,000	328,691
Koninklijke Ahold NV1,2	21,404,800	281,361
Wal-Mart Stores, Inc.	5,023,000	249,091
Groupe Danone SA1	2,846,000	223,816
SABMiller PLC[1]	8,872,216	184,014
Reynolds American Inc.	2,470,282	157,406
General Mills, Inc.	2,600,000	145,574
Foster’s Group Ltd.[1]	28,750,000	142,010
Archer Daniels Midland Co.	3,000,000	135,300
ConAgra Foods, Inc.	5,910,000	130,611
Kimberly-Clark Corp.	2,000,000	130,360
Kellogg Co.	2,468,400	125,197
L’Oréal SA1	882,100	104,587
Scottish & Newcastle PLC[1]	6,053,900	94,833
Imperial Tobacco Group PLC[1]	2,000,000	92,869
Shoppers Drug Mart Corp.	1,565,000	80,252
InBev[1]	843,500	76,029
Tingyi (Cayman Islands) Holding Corp.[1]	54,070,000	67,929
Woolworths Ltd.[1]	1,504,849	40,212
Procter & Gamble Co.	601,700	39,821
UST Inc.	655,900	35,609
Kraft Foods Inc., Class A	972,294	30,306
		6,610,952

HEALTH CARE — 6.13%
Roche Holding AG1	9,184,016	1,803,058
Novo Nordisk A/S, Class B1	17,977,200	1,231,859
Pfizer Inc	25,111,700	559,489
Abbott Laboratories	9,206,000	492,981
Merck & Co., Inc.	6,935,000	307,220
Daiichi Sankyo Co., Ltd.[1]	7,805,000	242,724
Bristol-Myers Squibb Co.	9,512,700	215,082
Merck KGaA[1]	1,643,820	204,216
Lonza Group Ltd.[1]	1,500,000	197,751
Medtronic, Inc.	3,500,000	172,760
UCB SA1	3,510,000	166,193
Schering-Plough Corp.	7,583,460	164,561
Takeda Pharmaceutical Co. Ltd.[1]	2,851,000	158,447
GlaxoSmithKline PLC[1]	6,980,000	153,063
Fresenius Medical Care AG & Co. KGaA[1]	2,000,000	105,052
AstraZeneca PLC (Sweden)[1]	2,500,000	94,493
Chugai Pharmaceutical Co., Ltd.[1]	6,500,000	75,177
Smith & Nephew PLC[1]	4,283,600	55,461
Richter Gedeon NYRT[1]	219,500	47,681
Cochlear Ltd.[1]	812,000	40,584
Johnson & Johnson	600,000	37,176
Orion Oyj, Class B1	1,610,301	34,436
Wyeth	577,000	25,169
		6,584,633

INDUSTRIALS — 5.61%
General Electric Co.	28,020,100	928,586
Siemens AG1	5,248,992	670,420
United Parcel Service, Inc., Class B	8,546,100	600,278
United Technologies Corp.	6,345,000	447,386
Sandvik AB1	17,453,000	295,204
Schneider Electric SA1	2,579,087	293,497
Deutsche Post AG1	8,719,720	288,051
Wolseley PLC[1]	21,840,000	266,640
Singapore Technologies Engineering Ltd.[1]	103,500,000	250,533
Scania AB, Class B1	9,860,400	237,373
PACCAR Inc	5,246,200	227,580
Atlas Copco AB, Class A1	14,444,405	224,790
Macquarie Airports[1]	59,274,681	191,421
AB Volvo, Class B1	10,011,000	148,510
Koninklijke Philips Electronics NV1	3,090,000	120,836
Kingspan Group PLC[1,3]	8,882,000	120,475
Keppel Corp. Ltd.[1]	15,000,000	113,013
ComfortDelGro Corp. Ltd.[1]	95,600,000	106,212
Wienerberger AG1	2,056,874	98,677
Finmeccanica SpA[1]	2,740,000	84,260
Fraport AG1	848,350	62,598
ELLINIKI TECHNODOMIKI TEB SA1	4,795,000	58,454
Embraer — Empresa Brasileira de Aeronáutica SA, ordinary nominative (ADR)	1,169,965	51,853
SembCorp Industries Ltd[1]	12,450,000	41,820
Singapore Post Private Ltd.[1]	43,500,000	34,600
Koninklijke BAM Groep NV1	1,431,194	31,380
Tyco International Ltd.	468,750	18,778
China International Marine Containers (Group) Co. Ltd., Class B1	4,099,877	7,325
Contax Participações SA, ordinary nominative	38,106	1,625
		6,022,175

MISCELLANEOUS — 4.23%
Other common stocks in initial period of acquisition		4,543,460

Total common stocks (cost: $83,094,013,000)		97,727,390

Preferred stocks — 0.01%

FINANCIALS — 0.01%
Bank of America Corp., Series K, 8.00% noncumulative[5]	11,000,000	11,413

Total preferred stocks (cost: $11,000,000)		11,413

	Shares or
Convertible securities — 0.52%	principal amount

CONSUMER DISCRETIONARY — 0.36%
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust preferred 2032	6,499,555	217,410
Ford Motor Co. 4.25% convertible notes 2036	$169,200,000	164,336
		381,746

FINANCIALS — 0.16%
Citigroup Inc., Series D, 7.00%, noncumulative convertible preferred[1,4]	1,275,000	63,431
Bank of America Corp., Series L, 7.25%, convertible preferred[2]	50,000	53,500
SLM Corp., Series C, 7.25% convertible preferred 2010	44,100	47,654
Washington Mutual, Inc., Series R, 7.75%, noncumulative convertible preferred	13,525	12,984
		177,569

Total convertible securities (cost: $603,285,000)		559,315

	Principal amount	Market value
Bonds & notes — 0.07%	(000)	(000)

UTILITIES — 0.04%
Texas Competitive Electric Holdings Co. LLC 10.25% 2015[6]	$23,600	$23,128
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015[6]	16,400	16,072
		39,200

CONSUMER DISCRETIONARY — 0.03%
Ford Motor Co. 7.45% 2031	47,200	32,450
Delphi Automotive Systems Corp. 6.55% 2006[7]	14,955	5,608
		38,058

Total bonds & notes (cost: $89,064,000)		77,258

Short-term securities — 8.29%

Fannie Mae 2.47%–4.56% due 3/5–9/12/2008	998,585	993,171
Federal Home Loan Bank 2.383%–4.57% due 3/5/2008–2/23/2009	884,918	879,271
Nestlé Capital Corp. 2.74%–3.10% due 4/17–6/5/2008[6]	366,300	363,958
Nestlé Finance International Ltd. 2.77%–2.83% due 5/8–6/6/2008	314,900	312,606
Alcon Capital Corp. 4.50% due 3/6/2008[6]	50,000	49,963
UBS Finance (Delaware) LLC 3.205%–4.13% due 4/16–6/24/2008	391,100	387,861
BASF AG 2.76%–4.35% due 4/4–5/28/2008[6]	366,200	364,666
Freddie Mac 2.50%–4.23% due 3/20–9/10/2008	363,705	360,256
American Honda Finance Corp. 2.70%–4.28% due 3/4–4/29/2008	347,400	346,647
AstraZeneca PLC 2.79%–4.20% due 4/7–8/22/2008[6,8]	334,950	330,947
Siemens Capital Co. LLC 2.80%–4.25% due 3/6–5/29/2008[6]	241,000	240,118
Procter & Gamble International Funding S.C.A. 4.25%–4.47% due 3/6–3/14/2008[6]	229,000	228,725
HBOS Treasury Services PLC 4.20%–5.15% due 3/13–4/11/2008	225,000	224,466
Danske Corp. 3.74%–4.835% due 3/17–4/15/2008[6]	215,000	214,363
Toyota Motor Credit Corp. 4.29%–4.56% due 3/19–5/5/2008	210,100	209,256
Barclays U.S. Funding Corp. 3.85%–4.715% due 3/4–6/12/2008	206,600	205,557
Kreditanstalt für Wiederaufbau. 4.25%–4.30% due 3/18–3/31/2008[6]	116,500	116,261
KfW International Finance Inc. 2.83%–2.85% due 4/7–5/5/2008[6]	89,000	88,603
Eksportfinans ASA 4.42%–4.60% due 3/3–4/10/2008[6]	202,800	202,496
Royal Bank of Scotland PLC 4.29%–5.00% due 3/12–4/28/2008	179,650	179,168
BMW U.S. Capital LLC 2.90%–3.83% due 3/18–3/28/2008[6]	173,500	173,147
Electricité de France 4.40%–4.69% due 3/3–3/11/2008	150,000	149,888
ANZ National (International) Ltd. 4.95%–5.12% due 3/11–3/14/2008[6]	150,000	149,780
Bank of Ireland 4.33%–4.60% due 4/1–4/9/2008[6]	131,400	131,007
Dexia Delaware LLC 5.00%–5.01% due 3/12–3/14/2008	100,000	99,851
Chevron Corp. 2.90% due 3/25/2008	100,000	99,799
HSBC USA Inc. 4.47%–4.98% due 3/13–4/2/2008	100,000	99,785
Variable Funding Capital Corp. 3.12% due 4/3/2008[6]	100,000	99,705
Société Générale North America, Inc. 3.86%–3.91% due 4/15–4/17/2008	100,000	99,603
BNP Paribas Finance Inc. 2.92% due 5/30/2008	100,000	99,234
Coca-Cola Co. 2.70%–2.73% due 4/23–5/16/2008[6]	99,500	98,972
U.S. Treasury Bills 2.285%–3.243% due 4/15–5/29/2008	98,900	98,555
BP Capital Markets PLC 4.47%–4.75% due 3/3–3/17/2008[6]	94,500	94,400
GlaxoSmithKline Finance PLC 4.62% due 3/28/2008[6]	84,210	83,998
Liberty Street Funding Corp. 3.30% due 3/25/2008[6]	50,000	49,885
Scotiabank Inc. 4.56% due 4/2/2008[6]	34,100	34,005
Westpac Banking Corp. 2.96%–5.01% due 3/10–4/4/2008[6]	75,000	74,867
ING (U.S.) Funding LLC 4.56%–4.80% due 3/18–4/1/2008	75,000	74,816
Svenska Handelsbanken Inc. 3.76% due 4/17/2008	75,000	74,695
Edison Asset Securitization LLC 2.93% due 6/20/2008[6]	75,000	74,227
Total Capital SA 4.24% due 3/31/2008[6]	65,500	65,322
CBA (Delaware) Finance Inc. 4.42% due 4/2/2008	60,155	59,988
Federal Farm Credit Banks 3.75%–4.37% due 3/25–7/11/2008	52,500	52,050
Canadian Imperial Bank of Commerce 4.85% due 3/5/2008	50,000	50,002
Rabobank USA Financial Corp. 4.96% due 3/4/2008	50,000	49,975
Allied Irish Banks North America Inc. 5.00% due 3/11/2008[6]	50,000	49,935
Swedbank Mortgage AB 5.04% due 3/12/2008	50,000	49,931
International Lease Finance Corp. 3.48% due 3/19/2008	50,000	49,908
Calyon North America Inc. 4.445% due 4/10/2008	50,000	49,828
Pfizer Inc 2.55% due 9/5/2008[6]	48,700	48,048
Private Export Funding Corp. 2.75% due 5/19/2008[6]	47,000	46,680
Swedish Export Credit Corp. 2.83% due 5/22/2008	40,000	39,720
Credit Suisse New York Branch 4.76% due 3/24/2008	25,000	24,947

Total short-term securities (cost: $8,891,300,000)		8,894,912

Total investment securities (cost: $92,688,662,000)		107,270,288
Other assets less liabilities		95,507

Net assets		$107,365,795

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $71,113,510,000.
[2]	Security did not produce income during the last 12 months.
[3]	The fund owns 5% or more of the outstanding voting shares of this company. See table on the next page for additional information.
[4]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition date	Cost (000)	Market value (000)	Percent of net assets

Citigroup Inc., Series D, 7.00%, noncumulative convertible preferred	1/15/2008	$63,750	$63,431	.06%
Canadian Oil Sands Trust	2/28/2003	5,113	46,754	.04

Total restricted securities		$68,863	$110,185	.10%

[5]	Coupon rate may change periodically.
[6]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,513,278,000, which represented 3.27% of the net assets of the fund.

[7]	Scheduled interest and/or principal payment was not received.
[8]	This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

ADR = American Depositary Receipts
CAD = Canadian Dollar
GDR = Global Depositary Receipts

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended February 29, 2008, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Market value of affiliates at 2/29/08 (000)

OPAP (Greek Organization of
Football Prognostics) SA	15,949,410	55,000	—	16,004,410	$14,077	$523,754
Kingspan Group PLC	—	8,882,000	—	8,882,000	—	120,475
Spark Infrastructure	56,535,632	—	—	56,535,632	4,305	91,667
James Hardie Industries NV*	23,384,347	—	—	23,384,347	—	—
					$18,382	$735,896

*Unaffiliated issuer at 2/29/2008.

Disclosure of fair value measurements

The fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on December 1, 2007. FAS 157 requires the fund to classify its assets based on valuation method, using three levels. Level 1 investment securities are valued based on quoted prices in active markets for identical assets. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets. Level 3 investment securities are valued using significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the fund’s investment securities as of February 29, 2008 (dollars in thousands):

Level 1 — Quoted prices	$27,008,859
Level 2 — Other significant observable inputs	80,261,429	*
Level 3 — Significant unobservable inputs	—
Total	$107,270,288

*Includes certain investment securities trading primarily outside the U.S. whose value the fund adjusted as a result of significant market movements following the close of local trading.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$19,328,948
Gross unrealized depreciation on investment securities	(4,763,226)
Net unrealized appreciation on investment securities	14,565,722
Cost of investment securities for federal income tax purposes	92,704,566

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-933-0408O-S10881

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL WORLD GROWTH AND INCOME FUND, INC.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: April 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: April 28, 2008

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: April 28, 2008